Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Liability in Respect of Government Grants [Abstract]
Schedule of Cost of Revenues
	For the year ended December 31
	2021	2022	2023
Raw materials, materials and consumables	3,585	15,915	18,696
Payroll and related expenses	1,412	7,180	9,586
Other	733	1,848	2,477
Total	5,730	24,943	30,759